Summary of Significant Accounting Policies (Details) - Schedule of Revenues by Timing of Transfer of Goods or Services	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of Revenues by Timing of Transfer of Goods or Services [Line Items]
Total revenues	¥ 290,815,771	$ 40,805,940	¥ 264,759,505	¥ 290,815,771	$ 40,805,940	¥ 264,759,505
Goods and services transferred at a point in time [Member]
Schedule of Revenues by Timing of Transfer of Goods or Services [Line Items]
Revenues	¥ 290,815,771	$ 40,805,940	¥ 264,759,505